Artificial Intelligence (AI) Deep Learning Platform (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
Reduction in value, related to the Ethereum	$ 96,820
Accounts receivable related party		$ 119,210	$ 0
Accrued expenses	265,859	265,859		$ 893,137	$ 401,178
Received cash	2,908,551	2,908,551
Selling and transactional costs		1,300,000
Artificial Intelligence [Member]
Reduction in value, related to the Ethereum	96,820
Revenue Digital Asset Sales	4,360,087
Accounts receivable related party	119,210
Accrued expenses	326,378	326,378
Payment to consultant				1,075,000.000
Received cash	2,908,551	$ 2,908,551
Selling and transactional costs	$ 156,485,200,000			$ 1,300,000